UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Name of Registrant: Western Asset Income Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 06/30/2007

Item 1.	Report to Shareholders.

Western Asset Income Fund

Semi-Annual Report to Shareholders

June 30, 2007

Semi-Annual Report to Shareholders

Fund Highlights

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Asset Value	$145,717	$149,406
Per Share	$15.52	$15.91
Market Value Per Share	$14.76	$15.52
Net Investment Income	$4,279	$8,528
Per Share	$0.46	$0.91
Dividends Paid:
Ordinary Income	$4,249	$8,100
Per Share	$0.45	$0.86
Long-Term Capital Gains	$687	$726
Per Share	$0.07	$0.08

The Fund

Western Asset Income Fund (the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they trade under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan and Optional Cash Investment Service

The Fund and Computershare Trust Company, N.A. (“Computershare” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, the Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of the Fund unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of the Fund through the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of the Fund stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Semi-Annual Report to Shareholders

Fund Highlights—Continued

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of the Fund’s stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all other participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

The Fund will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event the Fund determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010—Investor Relations telephone number 1-866-290-4386.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may

Semi-Annual Report to Shareholders

request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume (Shares)A
September 30, 2006	$14.91	$15.80	(5.63)%	12,263
December 31, 2006	$15.52	$15.91	(2.45)%	12,435
March 31, 2007	$14.91	$15.92	(6.34)%	10,671
June 30, 2007	$14.76	$15.52	(4.90)%	12,238

A	Amounts not in thousands.

Semi-Annual Report to Shareholders

Portfolio Diversification

June 30, 2007A

The pie chart and bar chart above represent the Fund’s assets as of June 30, 2007. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change anytime.
B	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	98.6%

Corporate Bonds and Notes	71.2%

Aerospace and Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$275	$282

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	171	175
Continental Airlines Inc.		7.256%	3/15/20	209	218
Delta Air Lines Inc.		7.111%	9/18/11	400	410

					803

Automobiles	4.3%
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	245	260
Ford Motor Co.		7.450%	7/16/31	3,550	2,835	A
General Motors Corp.		8.250%	7/15/23	3,450	3,144	A

					6,239

Building Products	0.5%
American Standard Inc.		8.250%	6/1/09	500	522
Nortek Inc.		8.500%	9/1/14	225	215

					737

Capital Markets	3.3%
BankAmerica Capital III		5.926%	1/15/27	215	209	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,150	1,127	C
Lehman Brothers Holdings Inc.		5.750%	1/3/17	110	107
Merrill Lynch and Co. Inc.		6.110%	1/29/37	320	300
Morgan Stanley		5.050%	1/21/11	1,780	1,743
Morgan Stanley		4.750%	4/1/14	60	56
The Bear Stearns Cos. Inc.		5.550%	1/22/17	720	681	A
The Goldman Sachs Group Inc.		6.345%	2/15/34	555	529

					4,752

Chemicals	0.6%
The Dow Chemical Co.		7.375%	11/1/29	800	866

Commercial Banks	3.4%
Comerica Capital Trust II		6.576%	2/20/37	360	337	C
Rabobank Capital Funding Trust II		5.260%	12/31/49	115	110	C,D
Rabobank Capital Funding Trust III		5.254%	12/31/16	1,145	1,072	C,D
RBS Capital Trust III		5.512%	9/29/49	1,460	1,403	C
SunTrust Capital VIII		6.100%	12/1/66	560	513	C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks—Continued
Wachovia Capital Trust III		5.800%	3/15/42	$200	$199	C
Wachovia Corp.		5.750%	6/15/17	950	937
Wells Fargo Capital X		5.950%	12/15/36	450	420	C

					4,991

Commercial Services and Supplies	0.3%
Waste Management Inc.		7.375%	5/15/29	415	437

Communications Equipment	N.M.
Motorola Inc.		7.625%	11/15/10	56	59	A

Consumer Finance	6.0%
American Express Co.		6.800%	9/1/66	1,120	1,155	C
Capital One Financial Corp.		7.125%	8/1/08	90	91
Ford Motor Credit Co.		7.375%	10/28/09	4,425	4,393
GMAC LLC		8.000%	11/1/31	1,610	1,646
Nelnet Inc.		7.400%	9/29/36	460	459	C
SLM Corp.		5.000%	10/1/13	30	26
SLM Corp.		5.375%	5/15/14	780	668
SLM Corp.		5.050%	11/14/14	130	108	A
SLM Corp.		5.625%	8/1/33	180	140	A

					8,686

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.500%	8/15/13	200	208

Diversified Financial Services	10.2%
AGFC Capital Trust I		6.000%	1/15/67	300	287	C,D
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880	1,925	D
American Express Travel Related Services Co. Inc.		5.250%	11/21/11	300	297	D
Bank of America Corp.		7.800%	9/15/16	250	283
Beaver Valley II Funding		9.000%	6/1/17	294	328
Capital One Bank		5.750%	9/15/10	310	311
Capital One Bank		6.500%	6/13/13	330	339
Capital One Capital IV		6.745%	2/17/37	390	359	C
Capmark Financial Group Inc.		5.875%	5/10/12	350	345	D,E
Chase Capital II		5.856%	2/1/27	725	696	B
Citigroup Inc.		6.125%	8/25/36	550	540
Deutsche Bank Capital Funding Trust		5.628%	1/19/49	670	638	C,D
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	310	305	C,D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
HSBC Finance Capital Trust IX		5.911%	11/30/35	$1,350	$1,307	C
HSBC Finance Corp.		5.700%	6/1/11	1,730	1,735
ILFC E-Capital Trust II		6.250%	12/21/65	790	770	A,C,D
Mizuho Preferred Capital Co. LLC		8.790%	12/29/49	110	113	C,D
Residential Capital Corp.		6.000%	2/22/11	1,350	1,306
Residential Capital Corp.		6.500%	6/1/12	420	410
UBS Preferred Funding Trust V		6.243%	5/12/49	1,120	1,124	C
ZFS Finance USA Trust II		6.450%	12/15/65	1,440	1,397	C,D

					14,815

Diversified Telecommunication Services	4.3%
AT&T Corp.		8.000%	11/15/31	440	523
BellSouth Corp.		4.750%	11/15/12	320	306	A
Embarq Corp.		7.082%	6/1/16	330	332
Qwest Capital Funding Inc.		7.250%	2/15/11	1,150	1,144	A
Qwest Communications International Inc.		7.500%	2/15/14	850	861
Qwest Corp.		6.875%	9/15/33	1,000	937
Verizon Global Funding Corp.		5.850%	9/15/35	570	523
Verizon New York Inc.		6.875%	4/1/12	1,540	1,605

					6,231

Electric Utilities	5.2%
Exelon Corp.		6.750%	5/1/11	1,050	1,082
FirstEnergy Corp.		6.450%	11/15/11	60	62
FirstEnergy Corp.		7.375%	11/15/31	375	406
Pacific Gas and Electric Co.		6.050%	3/1/34	800	775
PNPP II Funding Corp.		9.120%	5/30/16	2,282	2,536	A
Sithe/Independence Funding Corp.		9.000%	12/30/13	1,500	1,628
Tampa Electric Co.		6.375%	8/15/12	145	149
TXU Energy Co.		6.125%	3/15/08	500	501
TXU Energy Co.		7.000%	3/15/13	370	382

					7,521

Food and Staples Retailing	0.6%
CVS Corp.		5.750%	8/15/11	290	290
Safeway Inc.		7.500%	9/15/09	500	520	A

					810

Gas Utilities	0.1%
Southern Natural Gas Co.		5.900%	4/1/17	170	164	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Health Care Equipment and Supplies	0.5%
Baxter International Inc.		5.900%	9/1/16	$520	$520
Hospira Inc.		6.050%	3/30/17	290	286

					806

Health Care Providers and Services	4.5%
Aetna Inc.		5.750%	6/15/11	540	543
Cardinal Health Inc.		5.800%	10/15/16	410	397	D
Coventry Health Care Inc.		5.950%	3/15/17	440	429
HCA Inc.		7.875%	2/1/11	250	254
HCA Inc.		6.300%	10/1/12	180	167	A
HCA Inc.		6.250%	2/15/13	930	839
HCA Inc.		5.750%	3/15/14	65	55
HCA Inc.		9.125%	11/15/14	400	421	D
HCA Inc.		9.250%	11/15/16	500	533	D
Humana Inc.		6.450%	6/1/16	220	221	A
Quest Diagnostics Inc.		5.125%	11/1/10	290	284
Tenet Healthcare Corp.		6.375%	12/1/11	1,465	1,339	A
Universal Health Services Inc.		7.125%	6/30/16	520	538

WellPoint Inc.		5.875%	6/15/17	540	533

					6,553

Hotels, Restaurants and Leisure	0.2%
Caesars Entertainment Inc.		8.125%	5/15/11	250	261

Household Durables	0.5%
DR Horton Inc.		5.250%	2/15/15	410	367
Pulte Homes Inc.		6.250%	2/15/13	145	140
The Black and Decker Corp.		5.750%	11/15/16	290	281

					788

Independent Power Producers and Energy Traders	1.7%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300	1,277
Dynegy Holdings Inc.		8.750%	2/15/12	735	757	A
The AES Corp.		9.500%	6/1/09	39	41
TXU Corp.		6.500%	11/15/24	520	430

					2,505

Insurance	3.1%
Ace Ina Holdings Inc.		5.700%	2/15/17	240	233
Allstate Corp.		6.500%	5/15/37	450	426	C
American International Group Inc.		5.450%	5/18/17	180	175

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Insurance—Continued
ASIF Global Financing XIX		4.900%	1/17/13	$30	$29	D
Everest Reinsurance Holdings Inc.		6.600%	5/15/37	260	248	C
Liberty Mutual Group		5.750%	3/15/14	270	261	D
Liberty Mutual Group		7.800%	3/15/37	300	282	D
MetLife Inc.		6.400%	12/15/36	1,010	936	C
Prudential Financial Inc.		5.700%	12/14/36	340	312
The Chubb Corp.		6.375%	3/29/67	320	313	C
The Travelers Cos. Inc.		6.250%	3/15/37	620	596	A,C
The Travelers Cos. Inc.		6.250%	6/15/37	280	271
Willis North America Inc.		5.125%	7/15/10	280	272
Willis North America Inc.		5.625%	7/15/15	230	214

					4,568

IT Services	0.7%
Electronic Data Systems Corp.		7.125%	10/15/09	600	617
Electronic Data Systems Corp.		7.450%	10/15/29	420	428

					1,045

Media	3.8%
AMFM Inc.		8.000%	11/1/08	210	215
Clear Channel Communications Inc.		5.500%	9/15/14	365	312
Comcast Cable Holdings LLC		9.800%	2/1/12	375	433	A
Comcast Corp.		7.050%	3/15/33	160	165
Comcast Corp.		6.450%	3/15/37	380	366
Cox Communications Inc.		4.625%	1/15/10	510	498
Liberty Media LLC		8.500%	7/15/29	130	130
Liberty Media LLC		8.250%	2/1/30	65	63	A
News America Inc.		6.550%	3/15/33	545	532
TCI Communications Inc.		8.750%	8/1/15	160	185
Time Warner Entertainment Co. LP		8.375%	7/15/33	530	615
Time Warner Inc.		9.125%	1/15/13	240	276
Time Warner Inc.		7.700%	5/1/32	595	643
Viacom Inc.		5.750%	4/30/11	350	350
Viacom Inc.		5.625%	8/15/12	520	511

					5,294

Metals and Mining	1.0%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	1,400	1,495

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Multi-Utilities	1.3%
Centerpoint Energy Inc.		6.850%	6/1/15	$1,150	$1,198
DTE Energy Co.		6.375%	4/15/33	330	326	A
Xcel Energy Inc.		7.000%	12/1/10	350	365

					1,889

Multiline Retail	0.5%
Federated Retail Holdings Inc.		5.350%	3/15/12	110	108
May Department Stores Co.		5.750%	7/15/14	400	384
May Department Stores Co.		6.650%	7/15/24	180	169

					661

Oil, Gas and Consumable Fuels	8.3%
Apache Corp.		6.000%	1/15/37	230	219
ConocoPhillips		4.750%	10/15/12	200	194
Devon Financing Corp. ULC		7.875%	9/30/31	350	405
Duke Capital LLC		6.250%	2/15/13	1,200	1,217
El Paso Corp.		7.800%	8/1/31	2,000	2,025
Hess Corp.		7.875%	10/1/29	1,450	1,634
Kerr-McGee Corp.		6.950%	7/1/24	300	311
Kerr-McGee Corp.		7.875%	9/15/31	1,225	1,416
Kinder Morgan Energy Partners LP		7.125%	3/15/12	530	558
Occidental Petroleum Corp.		6.750%	1/15/12	500	526
Peabody Energy Corp.		6.875%	3/15/13	285	284
Pemex Project Funding Master Trust		6.625%	6/15/35	1,150	1,167	A
The Williams Cos. Inc.		7.500%	1/15/31	102	106
The Williams Cos. Inc.		8.750%	3/15/32	1,250	1,447
Valero Energy Corp.		6.875%	4/15/12	215	225
XTO Energy Inc.		6.100%	4/1/36	440	413

					12,147

Paper and Forest Products	0.6%
Georgia-Pacific Corp.		9.500%	12/1/11	325	345
Georgia-Pacific Corp.		7.375%	12/1/25	250	234	A
Weyerhaeuser Co.		6.750%	3/15/12	235	243

					822

Pharmaceuticals	0.6%
Wyeth		6.700%	3/15/11	680	712
Wyeth		5.950%	4/1/37	170	162

					874

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Real Estate Investment Trusts	0.5%
Health Care REIT Inc.		5.875%	5/15/15	$130	$127	A
iStar Financial Inc.		5.950%	10/15/13	590	581

					708

Real Estate Management and Development	0.2%
Forest City Enterprises Inc.		7.625%	6/1/15	225	227
Socgen Real Estate Co. LLC		7.640%	12/29/49	80	80	C,D

					307

Thrifts and Mortgage Finance	1.0%
BB&T Capital Trust II		6.750%	6/7/36	640	659
Countrywide Financial Corp.		5.800%	6/7/12	740	735

					1,394

Tobacco	1.2%
Altria Group Inc.		7.000%	11/4/13	305	323
Reynolds American Inc.		7.250%	6/1/12	1,360	1,410

					1,733

Wireless Telecommunication Services	1.4%
New Cingular Wireless Services Inc.		8.125%	5/1/12	155	170
New Cingular Wireless Services Inc.		8.750%	3/1/31	475	592
Nextel Communications Inc.		5.950%	3/15/14	88	84
Nextel Communications Inc.		7.375%	8/1/15	285	285
Sprint Capital Corp.		8.750%	3/15/32	570	640
Sprint Nextel Corp.		6.000%	12/1/16	360	342

					2,113

Total Corporate Bonds and Notes (Cost—$102,134)					103,564
U.S. Government and Agency Obligations	2.7%

Fixed Rate Securities	2.7%
United States Treasury Bonds		4.500%	2/15/36	95	86	A
United States Treasury Notes		4.500%	1/31/12	1,350	1,326
United States Treasury Notes		4.625%	2/29/12	210	207	A
United States Treasury Notes		4.750%	3/31/12	305	303
United States Treasury Notes		4.500%	4/30/12	2,030	1,992	A

Total U.S. Government and Agency Obligations (Cost—$3,957)					3,914

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities	N.M.

Fixed Rate Securities	N.M.
Freddie Mac		10.250%	5/1/09	$6	$6

Total U.S. Government Agency Mortgage- Backed Securities (Cost—$6)					6
Yankee BondsF	24.7%

Aerospace and Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	409	424	D

Commercial Banks	9.5%
AES El Salvador Trust		6.750%	2/1/16	750	742	D
ATF Capital BV		9.250%	2/21/14	810	863	D
Banco Mercantil del Norte SA		6.135%	10/13/16	750	749	C,D
Glitnir Banki Hf		6.330%	7/28/11	400	407	D
Glitnir Banki Hf		6.693%	6/15/16	680	700	C,D
Glitnir Banki Hf		7.451%	12/14/49	210	218	C,D
HBOS Capital Funding LP		6.071%	6/30/49	560	557	A,C,D
HSBK Europe BV		7.250%	5/3/17	490	481	A,D
ICICI Bank Ltd.		6.375%	4/30/22	200	190	C,D
Kaupthing Bank Hf		6.045%	4/12/11	540	544	B,D
Kaupthing Bank Hf		5.750%	10/4/11	480	478	D
Kaupthing Bank Hf		7.125%	5/19/16	1,250	1,321	D
Mizuho Financial Group		5.790%	4/15/14	1,100	1,098	D
Resona Preferred Global Securities		7.191%	12/29/49	1,035	1,058	C,D
RSHB Capital SA		7.175%	5/16/13	1,340	1,396	D
RSHB Capital SA		6.299%	5/15/17	380	372	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,100	1,070	C,D
Sumitomo Mitsui Banking Corp.		5.625%	12/31/49	270	257	C,D
TuranAlem Finance BV		8.250%	1/22/37	740	712	D
VTB Capital SA for Vneshtorgbank		5.955%	8/1/08	560	561	B,D

					13,774

Consumer Finance	0.7%
Aiful Corp.		6.000%	12/12/11	995	991	D

Diversified Financial Services	1.1%
Petroplus Finance Ltd.		7.000%	5/1/17	600	577	D
SMFG Preferred Capital		6.078%	1/29/49	380	366	C,D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Diversified Financial Services—Continued
TNK-BP Finance SA		7.500%	7/18/16	$360	$371	D
UFJ Finance Aruba AEC		6.750%	7/15/13	355	375

					1,689

Diversified Telecommunication Services	2.4%
British Telecommunications PLC		9.125%	12/15/30	330	432	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	160	156	A
Deutsche Telekom International Finance BV		8.250%	6/15/30	500	599	E
France Telecom SA		8.500%	3/1/31	560	704	E
Koninklijke (Royal) KPN NV		8.375%	10/1/30	240	269
Telecom Italia Capital		7.200%	7/18/36	760	781
Telefonica Emisiones S.A.U.		7.045%	6/20/36	600	622

					3,563

Electric Utilities	0.5%
Enersis SA		7.375%	1/15/14	317	336	A
Enersis SA/Cayman Islands		7.400%	12/1/16	452	486

					822

Food and Staples Retailing	0.2%
Delhaize Group		6.500%	6/15/17	290	291	D

Foreign Government	2.8%
Federative Republic of Brazil		7.125%	1/20/37	120	130	A
Federative Republic of Brazil		11.000%	8/17/40	340	446	A
Quebec Province		7.970%	7/22/36	650	854	C
Republic of Colombia		7.375%	9/18/37	100	111
Republic of Panama		7.125%	1/29/26	150	160	A
Republic of Panama		9.375%	4/1/29	14	19	A
Republic of Panama		6.700%	1/26/36	141	144
Russian Federation		7.500%	3/31/30	271	298	D
United Mexican States		6.750%	9/27/34	1,825	1,946	A

					4,108

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	270	259	D

Industrial Conglomerates	1.0%
Tyco International Group SA		6.375%	10/15/11	1,450	1,494

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Insurance	0.6%
Axa		8.600%	12/15/30	$550	$670
XL Capital Ltd.		5.250%	9/15/14	250	239

					909

Media	0.4%
British Sky Broadcasting Group PLC		6.875%	2/23/09	330	337
Rogers Cable Inc.		6.250%	6/15/13	250	252

					589

Metals and Mining	0.8%
Vale Overseas Ltd.		6.875%	11/21/36	1,148	1,154

Oil, Gas and Consumable Fuels	3.8%
Anadarko Finance Co.		7.500%	5/1/31	130	140
Conoco Funding Co.		6.350%	10/15/11	470	485
Gazprom		9.625%	3/1/13	50	58	A,D
Gazprom		9.625%	3/1/13	20	23	D
Gazprom		6.212%	11/22/16	450	438	D
Gazprom		6.510%	3/7/22	400	395	D
Petrobras International Finance Co.		6.125%	10/6/16	825	808
Petrozuata Finance Inc.		8.220%	4/1/17	3,205	3,205	D

					5,552

Thrifts and Mortgage Finance	0.2%
Northern Rock PLC		6.594%	12/31/49	290	291	C,D

Wireless Telecommunication Services	0.2%
Rogers Wireless Inc.		6.375%	3/1/14	300	303

Total Yankee Bonds (Cost—$35,321)					36,213
Total Long-Term Securities (Cost—$141,418)					143,697

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES		VALUE

Investment of Collateral From Securities Lending	12.4%
State Street Navigator Securities Lending Prime Portfolio		18,044	shs	$18,044

Total Investment of Collateral From Securities Lending (Cost—$18,044)				18,044
Total Investments (Cost—$159,462)	111.0%			161,741
Obligation to Return Collateral For Securities Loaned	(12.4%)			(18,044)
Other Assets Less Liabilities	1.4%			2,020

Net Assets	100.0%			$145,717

N.M.—Not Meaningful.

A	All or a portion of this security is on loan.
B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2007.

C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.40% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

Assets:
Investment securities at market value (Cost—$159,462)		$161,741	A
Cash		75
Interest receivable		2,554
Receivable for securities sold		82
Other assets		14

Total assets		164,466

Liabilities:
Obligation to return collateral for securities loaned	$18,044
Payable for securities purchased	476
Accrued expenses	167
Accrued management fee	62

Total liabilities		18,749

Net Assets Applicable to Common Shareholders		$145,717

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000 shares; 9,389 issued and outstanding shares		$94
Additional paid-in-capital		141,896
Undistributed net investment income		679
Accumulated net realized gain on investments		769
Unrealized appreciation of investments		2,279

Net Assets Applicable to Outstanding Common Stock		$145,717

Net asset value per share ($145,717÷9,389 common shares issued and outstanding)		$15.52

A	Market value of securities on loan is $17,678.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

Investment Income:
Interest	$4,918
Income from securities loaned	12

Total income		$4,930

Expenses:
Management fees	389
Audit and legal fees	127
Custodian fees	19
Directors’ fees and expenses	7
Registration fees	11
Reports to shareholders	27
Proxy expense	22
Transfer agent and shareholder servicing expense	18
Taxes, other than federal income taxes	19
Other expenses	26

	665
Less: Fees waived	(12)
Compensating balance credits	(2)

Net expenses		651

Net Investment Income		4,279

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	770
Change in unrealized appreciation/depreciation of investments	(3,802)

Net Realized and Unrealized Loss on Investments		(3,032)

Change in Net Assets Resulting From Operations		$1,247

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Western Asset Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$4,279	$8,528
Net realized gain	770	763
Change in unrealized appreciation/depreciation	(3,802)	1,204

Change in net assets resulting from operations	1,247	10,495

Distributions to shareholders from:
Net investment income	(4,249)	(8,100)
Net realized gain on investments	(687)	(726)

Change in net assets applicable to common shareholders	(3,689)	1,669

Net Assets:
Beginning of period	149,406	147,737

End of period	$145,717	$149,406

Undistributed net investment income	$679	$649

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEARS ENDED DECEMBER 31,
			2006		2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$15.91		$15.73		$16.33	$16.52	$15.04	$15.12

Investment operations:
Net investment income	.46	A	.91	A	.88	.94	.92	1.00
Net realized and unrealized gain/(loss)	(.33)		.21		(.41)	.32	1.54	(.08)

Total from investment operations	.13		1.12		.47	1.26	2.46	.92

Distributions from:
Net investment income	(.45)		(.86)		(.87)	(.93)	(.98)	(1.00)
Net realized gain on investments	(.07)		(.08)		(.20)	(.52)	—	—

Total distributions	(.52)		(.94)		(1.07)	(1.45)	(.98)	(1.00)

Net asset value, end of period	$15.52		$15.91		$15.73	$16.33	$16.52	$15.04

Market value per share, end of period	$14.76		$15.52		$14.14	$15.44	$15.35	$14.35

Total return:
Based on net asset value per share	0.83	%B	7.38%		3.00%	8.50%	17.13%	6.35%
Based on market value per share	(1.59	)%B	17.02%		(1.49)%	10.41%	14.07%	5.38%

Ratios to Average Net Assets:C
Total expenses	.90	%D	.84%		.81%	.78%	.95%	.81%
Expenses net of waivers, if any	.88	%D	.82%		.79%	.76%	.94%	.80%
Expenses net of all reductions	.88	%D	.82%		.79%	.76%	.94%	.80%
Net investment income	5.79	%D	5.81%		5.48%	5.71%	5.78%	6.75%

Supplemental Data:
Portfolio turnover rate	27	%B	51%		80%	81%	47%	43%
Net assets, end of period (in thousands)	$145,717		$149,406		$147,737	$153,289	$155,139	$141,238

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2007, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds From Sales
U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
$11,502	$28,213	$9,482	$30,365

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2007, the Fund has no capital loss carryforwards.

3. Forward Currency Exchange Contracts

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2007, there were no open forward foreign currency exchange contracts.

4. Common Shares (share amounts not in thousands):

Of the 9,389,431 shares of common stock outstanding at June 30, 2007, the Adviser owns 213,100 shares.

5. Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

6. Transactions with Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000 and 0.40% of such net assets in excess of $60,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser has contractually agreed to reimburse the Fund for any excess. No expense reimbursement is due for the six months ended June 30, 2007.

The Adviser voluntarily waived expenses amounting to $12 for the six months ended June 30, 2007.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (“Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3, an annual rate of $36.

7. Director Compensation (amounts are not in thousands):

Each Director of the Fund who is not an “interested person” (as defined in the 1940 Act) of the Fund, Western Asset or WAML receives an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive a fee of $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets. Mr. Olson receives from Western Asset an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund, as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

8. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements

Semi-Annual Report to Shareholders

FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006 with implementation for calendar year-end mutual funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

9. Shareholder Meeting Results (share amounts are not in thousands):

The Fund’s annual meeting of shareholders was held on May 8, 2007. Of the 9,389,000 common shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Directors:
Ronald J. Arnault	7,959,232	132,265
Anita L. DeFrantz	7,939,758	151,739
R. Jay Gerken	7,943,497	148,000
Ronald L. Olson	7,951,784	139,713
Avedick B. Poladian	7,951,619	139,878
William E.B. Siart	7,937,679	153,817
Jaynie Miller Studenmund	7,941,228	150,269

	For	Against	Abstain
Approval of amendment to the Fund’s Certificate of Incorporation to add an exculpatory provision	7,549,620	389,878	151,999

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

R. Jay Gerken

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Todd F. Kuehl, Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Western Asset Income Fund

P.O. Box 983

Pasadena, California 91105

This report is transmitted to the shareholders of Western Asset Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-SAR-07 TN07-811

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Income Fund

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Income Fund

Date: August 20, 2007

By: /s/ Marie K. Karpinski

Marie K. Karpinski

Principal Financial and Accounting Officer

Western Asset Income Fund

Date: August 17, 2007